May 26, 2023

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Quantitative Funds (the “Trust”)
File No. 33-08553

Commissioners:

Enclosed is the 67th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purpose of this amendment is to remove The Vanguard Group, Inc. (Vanguard) as an investment advisor to Vanguard Growth and Income Fund, a series of the Trust; and add Wellington Management Company LLP (Wellington Management) as a new investment advisor to the Fund.

Pursuant to the requirements of Rule 485(a)(1), we request that this Amendment become effective on August 3, 2023.

Please contact me at 610-669-2531, (elizabeth_bestoso@vanguard.com) with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

/s/ Elizabeth Bestoso

Elizabeth Bestoso
Senior Counsel
The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission